Annual Total Returns [BarChart] - Carillon Eagle Growth & Income Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	2.12%
Annual Return 2012	13.64%
Annual Return 2013	28.86%
Annual Return 2014	10.02%
Annual Return 2015	(3.89%)
Annual Return 2016	13.54%
Annual Return 2017	20.48%
Annual Return 2018	(1.64%)
Annual Return 2019	22.54%
Annual Return 2020	6.60%